Fees Summary	Oct. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,890,798.83
Previously Paid Amount	0.00
Total Fee Amount	6,602.50
Total Offset Amount	0.00
Net Fee	$ 6,602.50
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A